Deferred income taxes (Schedule of Non-Capital Losses) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 104,980	$ 77,389
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,000
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,100
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,470
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,770
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	660
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,640
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	5,090
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,110
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,400
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	3,680
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	5,610
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	5,130
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	9,510
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	13,440
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	17,530
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 27,840